Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Allianz Variable Insurance Products Trust
Entity Central Index Key	0001091439
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000146453
Shareholder Report [Line Items]
Fund Name	AZL DFA International Core Equity Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA International Core Equity Fund	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 04/27/15
AZL DFA International Core Equity Fund	10.12%	6.26%	4.29%
MSCI World Ex-USA Index (net of withholding taxes)	11.22%	6.55%	4.78%
MSCI EAFE Index (gross of withholding taxes)	12.09%	6.98%	5.28%
MSCI EAFE Index (net of withholding taxes)	11.54%	6.46%	4.76%
MSCI World Ex-USA Index (gross of withholding taxes)	11.82%	7.11%	5.33%

AssetsNet	$ 329,343,982
Holdings Count | Holding	3,858
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$329,343,982
Number of Portfolio Holdings	3,858
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.9
Industrials	18.0
Consumer Discretionary	12.7
Materials	9.4
Health Care	8.7
Energy	7.9
Consumer Staples	7.0
Information Technology	7.1
Communication Services	4.6
Utilities	2.8
Real Estate	2.0
Warrants	0.0
Rights	0.0
Money Market Funds	0.9

C000146455
Shareholder Report [Line Items]
Fund Name	AZL DFA U.S. Core Equity Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA U.S. Core Equity Fund	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 04/27/15
AZL DFA U.S. Core Equity Fund	20.17%	13.36%	11.24%
Russell 3000 Index	23.13%	14.14%	12.18%

AssetsNet	$ 856,285,593
Holdings Count | Holding	2,161
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$856,285,593
Number of Portfolio Holdings	2,161
Portfolio Turnover Rate	14%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	25.6
Financials	13.7
Industrials	12.1
Consumer Discretionary	11.0
Health Care	10.7
Communication Services	8.1
Consumer Staples	6.2
Energy	5.8
Materials	3.8
Utilities	2.3
Real Estate	0.3
Rights	0.0
Money Market Funds	0.4

C000075764
Shareholder Report [Line Items]
Fund Name	AZL Enhanced Bond Index Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Enhanced Bond Index Fund	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Enhanced Bond Index Fund	2.69%	- 0.48%	0.98%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

AssetsNet	$ 2,950,377,725
Holdings Count | Holding	1,668
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,950,377,725
Number of Portfolio Holdings	1,668
Portfolio Turnover Rate	59%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Government Agency Mortgages	30.2
U.S. Treasury Obligations	26.3
Corporate Bonds	22.9
Collateralized Mortgage Obligations	6.8
Asset Backed Securities	5.9
Yankee Debt Obligations	2.8
Municipal Bonds	0.4
Foreign Bonds	0.0
Money Market Funds	4.7

C000183413
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	Since Inception 06/21/21
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 1	12.56%	3.27%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.99%
Income and Growth Composite Index	11.10%	2.49%
S&P 500 Index	24.56%	11.04%

AssetsNet	$ 1,523,586,626
Holdings Count | Holding	1,612
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,523,586,626
Number of Portfolio Holdings	1,612
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Common Stocks	41.6
Corporate Bonds	16.3
U.S. Treasury Obligations	15.7
U.S. Government Agency Mortgages	12.7
Collateralized Mortgage Obligations	5.5
Yankee Debt Obligations	4.4
Asset Backed Securities	0.6
Bank Loans	0.1
Convertible Bonds	0.1
Warrants	0.0
Money Market Funds	3.0

C000075765
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 2	12.23%	6.76%	4.96%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Income and Growth Composite Index	11.10%	6.08%	6.12%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 1,523,586,626
Holdings Count | Holding	1,612
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,523,586,626
Number of Portfolio Holdings	1,612
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Common Stocks	41.6
Corporate Bonds	16.3
U.S. Treasury Obligations	15.7
U.S. Government Agency Mortgages	12.7
Collateralized Mortgage Obligations	5.5
Yankee Debt Obligations	4.4
Asset Backed Securities	0.6
Bank Loans	0.1
Convertible Bonds	0.1
Warrants	0.0
Money Market Funds	3.0

C000173961
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/28/16
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 1	3.46%	0.94%	1.68%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.80%

AssetsNet	$ 149,107,743
Holdings Count | Holding	1,007
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$149,107,743
Number of Portfolio Holdings	1,007
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Treasury Obligations	27.8
Corporate Bonds	27.3
U.S. Government Agency Mortgages	21.1
Collateralized Mortgage Obligations	9.6
Yankee Debt Obligations	6.6
Asset Backed Securities	1.9
Bank Loans	0.4
Common Stocks	0.3
Convertible Bonds	0.1
Warrant	0.0
Money Market Funds	4.9

C000116967
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 2	3.10%	0.67%	1.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

AssetsNet	$ 149,107,743
Holdings Count | Holding	1,007
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$149,107,743
Number of Portfolio Holdings	1,007
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Treasury Obligations	27.8
Corporate Bonds	27.3
U.S. Government Agency Mortgages	21.1
Collateralized Mortgage Obligations	9.6
Yankee Debt Obligations	6.6
Asset Backed Securities	1.9
Bank Loans	0.4
Common Stocks	0.3
Convertible Bonds	0.1
Warrant	0.0
Money Market Funds	4.9

C000027523
Shareholder Report [Line Items]
Fund Name	AZL Government Money Market Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Government Money Market Fund	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Government Money Market Fund	4.60%	1.61%	0.99%
Three-Month U.S. Treasury Bill Index	5.26%	2.18%	1.53%

AssetsNet	$ 452,675,466
Holdings Count | Holding	103
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$452,675,466
Number of Portfolio Holdings	103

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Repurchase Agreements	41.5
U.S. Treasury Obligations	38.2
U.S. Government Agency Mortgages	20.3

C000173957
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 1	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL International Index Fund — Class 1	10.89%	6.20%	6.91%
MSCI EAFE Index (net of withholding taxes)	11.54%	6.46%	7.17%
MSCI EAFE Index (gross of withholding taxes)	12.09%	6.98%	7.71%

AssetsNet	$ 1,275,631,613
Holdings Count | Holding	786
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,275,631,613
Number of Portfolio Holdings	786
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	19.8
Industrials	16.7
Health Care	13.2
Consumer Discretionary	11.4
Information Technology	9.4
Consumer Staples	8.4
Materials	6.7
Energy	4.1
Communication Services	4.0
Utilities	3.1
Real Estate	2.0
Right	0.0
Money Market Funds	1.2

C000075766
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 2	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL International Index Fund — Class 2	10.56%	5.94%	3.78%
MSCI EAFE Index (net of withholding taxes)	11.54%	6.46%	4.33%
MSCI EAFE Index (gross of withholding taxes)	12.09%	6.98%	4.84%

AssetsNet	$ 1,275,631,613
Holdings Count | Holding	786
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,275,631,613
Number of Portfolio Holdings	786
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	19.8
Industrials	16.7
Health Care	13.2
Consumer Discretionary	11.4
Information Technology	9.4
Consumer Staples	8.4
Materials	6.7
Energy	4.1
Communication Services	4.0
Utilities	3.1
Real Estate	2.0
Right	0.0
Money Market Funds	1.2

C000173958
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 1	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL Mid Cap Index Fund — Class 1	13.53%	10.14%	10.43%
Russell 3000 Index	23.13%	14.14%	14.29%
S&P MidCap 400 Index	13.57%	10.27%	10.64%

Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 503,713,976
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$503,713,976
Number of Portfolio Holdings	404
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	22.1
Financials	15.9
Consumer Discretionary	14.6
Information Technology	9.3
Health Care	9.2
Real Estate	7.0
Materials	6.5
Energy	5.9
Consumer Staples	4.6
Utilities	2.6
Communication Services	1.6
Money Market Funds	0.7

C000075767
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 2	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Mid Cap Index Fund — Class 2	13.02%	9.86%	8.65%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P MidCap 400 Index	13.57%	10.27%	9.14%

Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 503,713,976
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$503,713,976
Number of Portfolio Holdings	404
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	22.1
Financials	15.9
Consumer Discretionary	14.6
Information Technology	9.3
Health Care	9.2
Real Estate	7.0
Materials	6.5
Energy	5.9
Consumer Staples	4.6
Utilities	2.6
Communication Services	1.6
Money Market Funds	0.7

C000027542
Shareholder Report [Line Items]
Fund Name	AZL Moderate Index Strategy Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Moderate Index Strategy Fund	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Moderate Index Strategy Fund	11.78%	6.68%	6.14%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 1,378,246,639
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,378,246,639
Number of Portfolio Holdings	5
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Domestic Equity Funds	43.6
Fixed Income Fund	40.2
International Equity Fund	16.2

C000183414
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 1	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	Since Inception 06/21/21
AZL MSCI Global Equity Index Fund — Class 1	19.98%	7.51%
MSCI World Index (net of withholding taxes)	20.19%	7.54%
MSCI World Index (gross of withholding taxes)	20.75%	8.06%

AssetsNet	$ 392,219,801
Holdings Count | Holding	1,420
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$392,219,801
Number of Portfolio Holdings	1,420
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	25.8
Financials	14.7
Health Care	11.7
Industrials	10.6
Consumer Discretionary	10.1
Communication Services	7.7
Consumer Staples	6.2
Energy	4.2
Materials	3.7
Utilities	2.4
Real Estate	2.1
Warrant	0.0
Right	0.0
Money Market Funds	0.8

C000075769
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 2	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MSCI Global Equity Index Fund — Class 2	19.83%	11.39%	5.75%
MSCI World Index (net of withholding taxes)	20.19%	11.78%	9.16%
MSCI World Index (gross of withholding taxes)	20.75%	12.32%	9.73%

AssetsNet	$ 392,219,801
Holdings Count | Holding	1,420
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$392,219,801
Number of Portfolio Holdings	1,420
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	25.8
Financials	14.7
Health Care	11.7
Industrials	10.6
Consumer Discretionary	10.1
Communication Services	7.7
Consumer Staples	6.2
Energy	4.2
Materials	3.7
Utilities	2.4
Real Estate	2.1
Warrant	0.0
Right	0.0
Money Market Funds	0.8

C000173959
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 1	$23	0.42%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Growth Index Fund — Class 1	32.94%	19.16%	18.89%
Russell 1000 Index	23.88%	14.61%	14.68%
Russell 1000 Growth Index	33.48%	19.34%	19.22%

Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Growth Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 619,171,567
Holdings Count | Holding	385
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$619,171,567
Number of Portfolio Holdings	385
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	49.3
Consumer Discretionary	13.6
Communication Services	13.1
Health Care	8.1
Financials	5.8
Industrials	4.3
Consumer Staples	3.5
Materials	0.6
Real Estate	0.5
Energy	0.4
Utilities	0.2
Money Market Funds	0.6

C000087885
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 2	$37	0.67%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Russell 1000 Growth Index Fund — Class 2	32.67%	18.87%	15.67%
Russell 1000 Index	23.88%	14.61%	12.51%
Russell 1000 Growth Index	33.48%	19.34%	16.33%

Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Growth Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 619,171,567
Holdings Count | Holding	385
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$619,171,567
Number of Portfolio Holdings	385
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	49.3
Consumer Discretionary	13.6
Communication Services	13.1
Health Care	8.1
Financials	5.8
Industrials	4.3
Consumer Staples	3.5
Materials	0.6
Real Estate	0.5
Energy	0.4
Utilities	0.2
Money Market Funds	0.6

C000173960
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 1	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Value Index Fund — Class 1	12.59%	8.66%	9.19%
Russell 1000 Index	23.88%	14.61%	14.68%
Russell 1000 Value Index	13.06%	9.01%	9.55%

Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 648,842,566
Holdings Count | Holding	867
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$648,842,566
Number of Portfolio Holdings	867
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	20.8
Health Care	15.5
Industrials	14.3
Information Technology	9.4
Consumer Staples	7.9
Energy	7.5
Consumer Discretionary	6.1
Real Estate	4.6
Materials	4.5
Utilities	4.4
Communication Services	4.2
Money Market Funds	0.8

C000087886
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 2	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Russell 1000 Value Index Fund — Class 2	12.40%	8.42%	7.58%
Russell 1000 Index	23.88%	14.61%	12.51%
Russell 1000 Value Index	13.06%	9.01%	8.23%

Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 648,842,566
Holdings Count | Holding	867
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$648,842,566
Number of Portfolio Holdings	867
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	20.8
Health Care	15.5
Industrials	14.3
Information Technology	9.4
Consumer Staples	7.9
Energy	7.5
Consumer Discretionary	6.1
Real Estate	4.6
Materials	4.5
Utilities	4.4
Communication Services	4.2
Money Market Funds	0.8

C000048319
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 1	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 1	24.26%	14.71%	12.58%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 2,899,031,495
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,899,031,495
Number of Portfolio Holdings	506
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	32.5
Financials	12.4
Health Care	11.7
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.8
Energy	3.7
Utilities	2.3
Materials	2.2
Real Estate	2.1
Money Market Funds	0.0

C000048320
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 2	$26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 2	23.93%	14.42%	12.30%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 2,899,031,495
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,899,031,495
Number of Portfolio Holdings	506
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	32.5
Financials	12.4
Health Care	11.7
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.8
Energy	3.7
Utilities	2.3
Materials	2.2
Real Estate	2.1
Money Market Funds	0.0

C000173956
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 1	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL Small Cap Stock Index Fund — Class 1	8.24%	7.68%	8.91%
Russell 3000 Index	23.13%	14.14%	14.29%
S&P SmallCap 600 Index	8.66%	8.06%	9.28%

Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 470,521,295
Holdings Count | Holding	610
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$470,521,295
Number of Portfolio Holdings	610
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.2
Industrials	17.2
Consumer Discretionary	14.0
Information Technology	12.6
Health Care	10.2
Real Estate	7.1
Materials	5.7
Energy	5.2
Consumer Staples	3.3
Communication Services	2.8
Utilities	2.0
Money Market Funds	1.7

C000048313
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 2	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Small Cap Stock Index Fund — Class 2	7.82%	7.39%	7.63%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P SmallCap 600 Index	8.66%	8.06%	8.24%

Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 470,521,295
Holdings Count | Holding	610
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$470,521,295
Number of Portfolio Holdings	610
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.2
Industrials	17.2
Consumer Discretionary	14.0
Information Technology	12.6
Health Care	10.2
Real Estate	7.1
Materials	5.7
Energy	5.2
Consumer Staples	3.3
Communication Services	2.8
Utilities	2.0
Money Market Funds	1.7

C000027546
Shareholder Report [Line Items]
Fund Name	AZL T. Rowe Price Capital Appreciation Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL T. Rowe Price Capital Appreciation Fund	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund	13.82%	10.37%	10.16%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 1,091,074,613
Holdings Count | Holding	301
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,091,074,613
Number of Portfolio Holdings	301
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Common Stocks	63.7
U.S. Treasury Obligations	10.9
Bank Loans	10.6
Corporate Bonds	10.4
Yankee Debt Obligations	0.4
Preferred Stocks	0.2
Asset Backed Securities	0.1
Written Options	(0.3)
Money Market Funds	4.0